Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		25 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
EXPENSES:
Exploration expenses	$ 1,577		$ 2,280	$ 572	$ 3,591
Professional and consultant fees	12,233	4,000	12,233	9,000	38,071
Administrative expenses	3,480	1,684	3,908	3,059	9,752
Mineral properties impairment					7,500
Total expenses	17,290	5,684	18,421	12,631	58,914
Net (Loss)	$ (17,290)	$ (5,684)	$ (18,421)	$ (12,631)	$ (58,914)
Loss per common share, basic and diluted
Weighted average shares outstanding, basic and diluted	50,000,000	50,000,000	50,000,000	50,000,000